Income Taxes (Details) - USD ($)		12 Months Ended
	Dec. 22, 2017	Jan. 31, 2025
Income Taxes [Line Items]
Net operating loss		$ 21,000,000
Valuation allowance		$ 2,200,000
Maximum [Member]
Income Taxes [Line Items]
Reducing corporate rate	34.00%
Minimum [Member]
Income Taxes [Line Items]
Reducing corporate rate	21.00%